Company Information - Bonus share award plans ("AGA") (Details)				12 Months Ended
	Dec. 14, 2020 EUR (€) € / shares	Jun. 28, 2020 EUR (€) € / shares	Jan. 26, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted					10,000
Number of bonus shares fully vested					27,400
Capital increase arising from the vesting of bonus share awards | €				€ 938,000	€ 1,407,000	€ 833,000
Par value per share | € / shares				€ 0.01
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares fully vested				517,550
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				65,700		65,700
Vesting period				2 years
Number of bonus shares fully vested			63,300	63,300
Capital increase arising from the vesting of bonus share awards | €			€ 633,000
Par value per share | € / shares			€ 0.01
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				246,000	246,000
Vesting period				1 year
Number of bonus shares fully vested		227,000		227,000
Capital increase arising from the vesting of bonus share awards | €		€ 2,270
Par value per share | € / shares		€ 0.01
AGA 2018-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				265,700		265,700
Vesting period				2 years
Number of bonus shares fully vested	227,250			227,250
Capital increase arising from the vesting of bonus share awards | €	€ 2,272,500.0
Par value per share | € / shares	€ 0.01